Quantitative and qualitative disclosure about market risk - Additional Information (Details) $ in Thousands			12 Months Ended
	May 16, 2021	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Jun. 30, 2021 HKD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 HKD ($)
Concentration Risk [Line Items]
Provision for loan losses during the period			$ 1,980	$ 194
Outstanding principal		$ 201,647,726
Accrued interest on loans		18,506,257
Cash and bank deposits		$ 500,000				$ 10,340,000	$ 80,670	$ 500,000
Maturiy term of time deposits			5 years
Alpen Baruch Bank
Concentration Risk [Line Items]
Cash at bank						$ 1,050,000	$ 8,170
Sales Revenue [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk threshold percentage				10.00%	10.00%
Sales Revenue [Member] | Customer concentration | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage				21.00%	14.00%
Sales Revenue [Member] | Customer concentration | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage					23.00%
Accounts Receivable [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk threshold percentage			10.00%	10.00%
Accounts Receivable [Member] | Customer One [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			16.00%	52.00%
Accounts Receivable [Member] | Customer Two [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			15.00%
Accounts Receivable [Member] | Customer Three [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk percentage			39.90%
Stockholders' Equity, Total [Member] | Customer concentration
Concentration Risk [Line Items]
Concentration risk threshold percentage	2.30%	2.30%	2.30%